Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - $ / shares	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income Statement [Abstract]
Net (loss) income per share attributable to ordinary shareholders - diluted	$ (0.03)	$ 0.41	$ 0.37
Weighted average number of ordinary shares used in computing net (loss) income per share - diluted	10,301,370	10,000,000	10,000,000